REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 412,769	$ 4,435,043	$ 1,950,602	$ 6,453,376
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	137,342	712,449	257,514	1,110,076
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 275,427	$ 3,722,594	$ 1,693,088	$ 5,343,300